CASH FLOW ITEMS - Reconciliation of Long-Term Debt Arising from Financing Activities (Details) - Long-term debt - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 391.6	$ 485.1
Net proceeds from issuance of 7% Senior Notes	0.0	393.6
Non-cash changes:
Amortization of deferred financing charges	0.8	0.9
Change in fair value of embedded derivative	6.1	(2.6)
Loss on redemption of 6.75% Senior Notes	0.0	20.2
Repayment of 6.75% Senior Notes	0.0	(505.6)
Ending balance	$ 398.5	$ 391.6